Private Placement (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 19, 2019	Jul. 16, 2019	Dec. 31, 2021
IPO [Member]
Private Placement (Details) [Line Items]
Aggregate shares purchased		15,000,000	215,000
Price per share (in Dollars per share)			$ 10
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate shares purchased			2,150,000
Private warrants price per share (in Dollars per share)			$ 1
Aggregate amount of purchased value (in Dollars)			$ 4,300,000
Private Placement [Member] | Common Stock [Member]
Private Placement (Details) [Line Items]
Exercise price, per share (in Dollars per share)			$ 11.5
Sponsor [Member]
Private Placement (Details) [Line Items]
Private placement, description	On July 19, 2019, in connection with the underwriters’ exercise of the over-allotment option in full, the sponsor and EarlyBirdCapital and its designee purchased an aggregate of 22,500 additional Private Units, of which 18,800 Private Units were purchased by the sponsor and 3,700 Private Units were purchased by EarlyBirdCapital and its designee, for an aggregate purchase price of $225,000.		The sponsor purchased 179,638 Private Units and EarlyBirdCapital and its designee purchased an aggregate of 35,362 Private Units. In addition, the sponsor purchased 1,796,380 Private Warrants and EarlyBirdCapital and its designee purchased an aggregate of 353,620 Private Warrants.
Aggregate shares purchased			188,000
Early Bird Capital [Member]
Private Placement (Details) [Line Items]
Aggregate amount of purchased value (in Dollars)			$ 225,000
Aggregate shares purchased			225,000
Purchase of private warrants			37,000